Note 8 - Income Taxes (Details) - Net Current and Net Long-Term Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Current and Net Long-Term Deferred Tax Assets and Liabilities [Abstract]
Net current deferred tax asset		$ 10,974	$ 5,169
Net noncurrent deferred tax asset		(454)	1,812
		10,520	6,981
Net noncurrent deferred tax liability	166,298	169,800	49,411
Total net deferred tax liability		$ 159,280	$ 42,430